UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to _________

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Upgrade Receivables Trust 2018-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor:	0001720270
Central Index Key Number of issuing entity (if applicable):	Not applicable
Central Index Key Number of underwriter (if applicable):	Not applicable

Adelina Grozdanova, (415) 691-4088

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits 99.1 and 99.2 to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Upgrade, Inc. (Sponsor)

By:	Adelina Grozdanova

	By:	/s/ Adelina Grozdanova
Name: Adelina Grozdanova Title: EVP, Head of Investor Group

Date: October 16, 2018

EXHIBIT INDEX

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 3, 2018.

Exhibit 99.2	Letter Report regarding Data Validation Testing, dated October 10, 2018.